Cash and Bank Balances	6 Months Ended
Jun. 30, 2025
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
12	CASH AND BANK BALANCES

	As of December 31, 2024	As of June 30, 2025
	RM	RM	US$
Cash and bank balances	35,214,258	9,611,071	2,281,452
Fixed deposit	1,000,000	-	-
Cash at share trading accounts	-	31,789	7,546
Total	36,214,258	9,642,860	2,288,998

Cash at share trading accounts are readily convertible to a known amount of cash which are subject to an insignificant risk of changes in value.

As at December 31, 2024, the Company held fixed deposits bearing interest at 3.2% per annum with a maturity period of 30 days. During the financial year ended June 30, 2025, the Company withdraw the funds from these fixed deposits.